Income taxes (Details 5) - USD ($) $ in Thousands	Dec. 31, 2041	Dec. 31, 2040	Dec. 31, 2039	Dec. 31, 2038	Dec. 31, 2037	Dec. 31, 2036	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2032	Dec. 31, 2031	Dec. 31, 2030	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating loss-carryforward	$ 81,938	$ 90	$ 221	$ 0	$ 159	$ 0	$ 359	$ 202	$ 98	$ 175	$ 129	$ 27	$ 34	$ 301	$ 14,267	$ 6,650	$ 18,917	$ 11,006	$ 12,609	$ 8,440	$ 8,255
USA
Operating loss-carryforward	962	90	221	0	159	0	247	0	0	89	54	2	9	91	0	0	0	0	0	0	0
Switzerland
Operating loss-carryforward	61,520	0	0	0	0	0	0	0	0	0	0	0	0	0	14,097	6,373	10,778	5,848	10,150	7,135	7,139
Spain
Operating loss-carryforward	3,487	0	0	0	0	0	112	202	98	86	75	25	25	0	0	0	0	0	1,337	1,303	224
France
Operating loss-carryforward	14,917	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	7,778	5,157	1,121	0	860
UK
Operating loss-carryforward	36	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1	1	2	32
Germany
Operating loss-carryforward	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
India
Operating loss-carryforward	$ 1,016	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 210	$ 170	$ 277	$ 361	$ 0	$ 0	$ 0	$ 0